Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Supplemental disclosure of cash flow information:
Interest paid	$ 0.4	$ 0.6
Income taxes paid	0.2	0.1
Supplemental disclosure of non-cash transactions:
Non-cash capital expenditures	$ 1.8	$ 0.7